Derivatives (Details 3) (Not designated as hedges, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Commodity derivatives	Dec. 31, 2012 Commodity derivatives	Dec. 31, 2012 Interest rate derivatives	Nov. 15, 2011 Predecessor Commodity derivatives	Dec. 31, 2010 Predecessor Commodity derivatives	Nov. 15, 2011 Predecessor Interest rate derivatives	Dec. 31, 2010 Predecessor Interest rate derivatives
Unrealized and realized gain or loss amounts
Realized gains (losses)	$ 4,015	$ 23,350	$ (465)	$ 9,353	$ 48,029	$ (574)	$ (649)
Unrealized gains (losses)	$ 8,272	$ (10,602)	$ (4,185)	$ 12,674	$ (23,964)	$ 441	$ (248)